Intangible assets and goodwill - Schedule of Intangible assets and goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Intangible assets and goodwill
Balance at beginning of the year	$ 2,358
Amortization	(183)	$ (134)	$ (142)
Balance at end of the year	3,509	2,358
At cost
Intangible assets and goodwill
Balance at beginning of the year	2,713	2,776
Additions	14	12
Additions from acquisition	1,293	9
Dispositions and other	(34)	(11)
Foreign exchange	(33)	73
Balance at end of the year	4,019	2,713	2,776
Accumulated amortization
Intangible assets and goodwill
Balance at beginning of the year	(355)	(238)
Amortization	183	134
Dispositions and other	34	11
Foreign exchange	6	(6)
Balance at end of the year	(510)	(355)	(238)
Total intangible assets
Intangible assets and goodwill
Balance at beginning of the year	1,008
Balance at end of the year	1,546	1,008
Total intangible assets | At cost
Intangible assets and goodwill
Balance at beginning of the year	1,363	1,396
Additions	14	12
Additions from acquisition	694	0
Dispositions and other	(34)	(11)
Foreign exchange	(19)	34
Balance at end of the year	2,056	1,363	1,396
Total intangible assets | Accumulated amortization
Intangible assets and goodwill
Balance at beginning of the year	(355)	(238)
Amortization	183	134
Dispositions and other	34	11
Foreign exchange	6	(6)
Balance at end of the year	(510)	(355)	(238)
Customer relationships
Intangible assets and goodwill
Balance at beginning of the year	887
Balance at end of the year	1,362	887
Customer relationships | At cost
Intangible assets and goodwill
Balance at beginning of the year	1,151	1,182
Additions	0	0
Additions from acquisition	602	0
Dispositions and other	0	0
Foreign exchange	(16)	31
Balance at end of the year	1,769	1,151	1,182
Customer relationships | Accumulated amortization
Intangible assets and goodwill
Balance at beginning of the year	(264)	(173)
Amortization	138	96
Dispositions and other	0	0
Foreign exchange	5	(5)
Balance at end of the year	(407)	(264)	(173)
Crowdsource assets
Intangible assets and goodwill
Balance at beginning of the year	90
Balance at end of the year	75	90
Crowdsource assets | At cost
Intangible assets and goodwill
Balance at beginning of the year	120	120
Additions	0	0
Additions from acquisition	0	0
Dispositions and other	0	0
Foreign exchange	0	0
Balance at end of the year	120	120	120
Crowdsource assets | Accumulated amortization
Intangible assets and goodwill
Balance at beginning of the year	(30)	(15)
Amortization	15	15
Dispositions and other	0	0
Foreign exchange	0	0
Balance at end of the year	(45)	(30)	(15)
Software
Intangible assets and goodwill
Balance at beginning of the year	24
Balance at end of the year	30	24
Software | At cost
Intangible assets and goodwill
Balance at beginning of the year	57	57
Additions	14	12
Additions from acquisition	0	0
Dispositions and other	(9)	(11)
Foreign exchange	(1)	1
Balance at end of the year	63	57	57
Software | Accumulated amortization
Intangible assets and goodwill
Balance at beginning of the year	(33)	(31)
Amortization	9	13
Dispositions and other	9	11
Foreign exchange	0	0
Balance at end of the year	(33)	(33)	(31)
Brand
Intangible assets and goodwill
Balance at beginning of the year	7
Balance at end of the year	79	7
Brand | At cost
Intangible assets and goodwill
Balance at beginning of the year	35	37
Additions	0	0
Additions from acquisition	92	0
Dispositions and other	(25)	0
Foreign exchange	(2)	2
Balance at end of the year	104	35	37
Brand | Accumulated amortization
Intangible assets and goodwill
Balance at beginning of the year	(28)	(19)
Amortization	21	10
Dispositions and other	25	0
Foreign exchange	1	(1)
Balance at end of the year	(25)	(28)	(19)
Goodwill
Intangible assets and goodwill
Balance at beginning of the year	1,350
Balance at end of the year	1,963	1,350
Goodwill | At cost
Intangible assets and goodwill
Balance at beginning of the year	1,350	1,380
Additions	0	0
Additions from acquisition	599	9
Dispositions and other	0	0
Foreign exchange	(14)	39
Balance at end of the year	1,963	1,350	1,380
Goodwill | Accumulated amortization
Intangible assets and goodwill
Balance at beginning of the year	0	0
Amortization	0	0
Dispositions and other	0	0
Foreign exchange	0	0
Balance at end of the year	$ 0	$ 0	$ 0